Related Party Transactions - Operating Revenues and Purchased Power and Fuel From Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ (1,178)	$ (1,209)	$ (1,171)
Exelon Generation Co L L C [Member] | Commonwealth Edison Co Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	376	330	369
Exelon Generation Co L L C [Member] | PECO Energy Co Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	196	190	158
Exelon Generation Co L L C [Member] | Baltimore Gas And Electric Company Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	236	315	289
Exelon Generation Co L L C [Member] | Pepco Holdings LLC Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	366	367	353
Exelon Generation Co L L C [Member] | Potomac Electric Power Co Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	270	279	264
Exelon Generation Co L L C [Member] | Delmarva Power and Light Co Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	79	75	70
Exelon Generation Co L L C [Member] | Atlantic City Electric Co Affiliate [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	17	13	19
Commonwealth Edison Co [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	41	37	30
Related Party Transaction, Purchases from Related Party	$ (383)	$ (345)	$ (376)